PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets:

	As of December 31,
	2020	2021
	RMB	RMB
Value-added tax recoverable	100,686	198,189
Other receivables	21,060	57,039
Prepaid expenses	25,863	51,156
Advances to suppliers	874	7,838
Rental deposits	4,415	816
Total	152,898	315,038